Property, Plant and Equipment - Changes in Property, Plant and Equipment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 689,451	R$ 694,453
Additions	31,522	35,096
Write-offs	(56,001)	(15,390)
Impairment	(62,375)	(34,432)
Transfer		(6,580)
Additions related to business combination	(90,532)	16,304
Ending balance	512,065	689,451
Landfills - land and implementation of cells [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	282,655
Ending balance	233,559	282,655
Buildings and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	123,514
Ending balance	103,790	123,514
Biogas burning facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,682
Ending balance	6,341	6,682
Operating equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	117,171
Ending balance	53,139	117,171
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,629
Ending balance	3,108	3,629
Computers and peripherals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,647
Ending balance	2,331	2,647
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	69,718
Ending balance	43,288	69,718
Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,191
Ending balance		9,191
UVR - Waste recovery unit [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	38,033
Ending balance	30,418	38,033
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	89
Ending balance	49	89
Advances to suppliers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,743
Ending balance	1,222	4,743
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	31,379
Ending balance	34,820	31,379
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,462,263	1,389,513
Additions	140,127	156,889
Write-offs	(97,623)	(59,108)
Impairment	(113,850)	(36,750)
Transfer		(6,580)
Additions related to business combination	(108,851)	18,299
Ending balance	1,282,066	1,462,263
Cost [member] | Landfills - land and implementation of cells [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	599,985	592,092
Additions	76,008	83,843
Write-offs	(23,836)	(52,170)
Impairment	(78,020)	(33,110)
Transfer	3,871	(6,580)
Additions related to business combination	(15,945)	15,910
Ending balance	562,063	599,985
Cost [member] | Buildings and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	186,661	180,179
Additions	6,216	7,247
Write-offs	(7,992)	(323)
Impairment	(8,159)	(1,107)
Transfer	(2,112)
Additions related to business combination	(6,076)	665
Ending balance	168,538	186,661
Cost [member] | Biogas burning facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,212	9,255
Impairment	(7)	(43)
Transfer	132
Ending balance	9,337	9,212
Cost [member] | Operating equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	221,726	191,545
Additions	11,235	13,787
Write-offs	(30,154)	(557)
Impairment	(19,018)	(1,742)
Transfer	15,668	17,627
Additions related to business combination	(63,313)	1,066
Ending balance	136,144	221,726
Cost [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,438	8,878
Additions	548	477
Write-offs	(142)	(10)
Impairment	(1,308)	(87)
Transfer	187
Additions related to business combination	(30)	180
Ending balance	8,693	9,438
Cost [member] | Computers and peripherals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,367	10,579
Additions	772	815
Write-offs	(60)	(4)
Impairment	(669)	(131)
Transfer	169
Additions related to business combination	(10)	108
Ending balance	11,569	11,367
Cost [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	309,513	300,422
Additions	21,917	12,965
Write-offs	(11,892)	(3,751)
Impairment	(5,504)	(493)
Transfer	(19,326)
Additions related to business combination	(855)	370
Ending balance	293,853	309,513
Cost [member] | Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,791	16,791
Write-offs	(16,791)
Ending balance		16,791
Cost [member] | UVR - Waste recovery unit [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	60,963	60,700
Additions	90	263
Write-offs	(5,741)
Transfer	47
Ending balance	55,359	60,963
Cost [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	485	456
Additions	5	29
Impairment	(23)
Transfer	1
Ending balance	468	485
Cost [member] | Advances to suppliers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,743	5,177
Additions	1,109	1,896
Write-offs	(692)	(2,293)
Impairment		(37)
Transfer	(3,938)
Ending balance	1,222	4,743
Cost [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	31,379	13,439
Additions	22,227	35,567
Write-offs	(323)
Impairment	(1,142)
Transfer	5,301	(17,627)
Additions related to business combination	(22,622)
Ending balance	34,820	31,379
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(772,812)	(695,060)
Additions	(108,605)	(121,793)
Write-offs	41,622	43,718
Impairment	51,475	2,318
Additions related to business combination	18,319	(1,995)
Ending balance	(770,001)	(772,812)
Accumulated depreciation [member] | Landfills - land and implementation of cells [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(317,330)	(308,520)
Additions	(49,555)	(48,026)
Write-offs	549	39,966
Impairment	31,231	1,228
Transfer	(390)
Additions related to business combination	6,991	(1,978)
Ending balance	(328,504)	(317,330)
Accumulated depreciation [member] | Buildings and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(63,147)	(52,871)
Additions	(8,570)	(10,441)
Write-offs	3,728	16
Impairment	2,494	150
Additions related to business combination	747	(1)
Ending balance	(64,748)	(63,147)
Accumulated depreciation [member] | Biogas burning facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,530)	(2,070)
Additions	(469)	(468)
Impairment	3	8
Ending balance	(2,996)	(2,530)
Accumulated depreciation [member] | Operating equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(104,555)	(82,648)
Additions	(16,667)	(23,033)
Write-offs	17,591	462
Impairment	10,739	667
Additions related to business combination	9,887	(3)
Ending balance	(83,005)	(104,555)
Accumulated depreciation [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,809)	(4,961)
Additions	(790)	(898)
Write-offs	31	5
Impairment	975	49
Additions related to business combination	8	(4)
Ending balance	(5,585)	(5,809)
Accumulated depreciation [member] | Computers and peripherals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(8,720)	(7,466)
Additions	(1,202)	(1,367)
Write-offs	43	2
Impairment	632	120
Additions related to business combination	9	(9)
Ending balance	(9,238)	(8,720)
Accumulated depreciation [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(239,795)	(211,527)
Additions	(26,167)	(31,631)
Write-offs	8,952	3,267
Impairment	5,378	96
Transfer	390
Additions related to business combination	677
Ending balance	(250,565)	(239,795)
Accumulated depreciation [member] | Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,600)	(6,335)
Additions	(528)	(1,265)
Write-offs	8,128
Ending balance		(7,600)
Accumulated depreciation [member] | UVR - Waste recovery unit [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(22,930)	(18,325)
Additions	(4,611)	(4,605)
Write-offs	2,600
Ending balance	(24,941)	(22,930)
Accumulated depreciation [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(396)	(337)
Additions	(46)	(59)
Impairment	23
Ending balance	R$ (419)	R$ (396)